Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash And Cash Equivalents [Abstract]
Deposits in banks	₩ 48,005	₩ 24,431
Money market instruments	38,046	14,664
Total	₩ 86,051	₩ 39,095	₩ 39,095	₩ 16,720	₩ 24,909